Basis of presentation and summary of significant accounting policies	12 Months Ended
Mar. 31, 2025
Basis of presentation and summary of significant accounting policies
1. Basis of presentation and summary of significant accounting policies
Basis of presentation
Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG is a holding company for Mizuho Bank, Ltd. (“MHBK”), Mizuho Trust & Banking Co., Ltd. (“MHTB”), Mizuho Securities Co., Ltd. (“MHSC”), Asset Management One Co., Ltd. (“Asset Management One”), and other subsidiaries. MHFG, through its subsidiaries (“the MHFG Group,” or “the Group”), provides domestic and international financial services in Japan and other countries. For a discussion of the Group’s segment information, see Note 30 “Business segment information.”
MHFG and its domestic subsidiaries as well as its foreign subsidiaries maintain their accounting records in accordance with the accounting standards of Japan and those standards of the countries in which they are domiciled. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform them to the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.
The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s fiscal year ends on March 31. MHFG’s subsidiaries fiscal year end is determined by each subsidiary. If the fiscal year end of a subsidiary has more than three months discrepancy from the MHFG’s fiscal year end, the subsidiary executes provisional financial closing. For those subsidiaries where the fiscal year end is not on March 31 and where the subsidiaries do not execute provisional financial close, the effect on the MHFG Group’s consolidated financial statements of all material events through the date of each of the periods presented in the consolidated financial statements has been considered for adjustment and/or disclosure. When determining whether to consolidate investee entities, the MHFG Group performs an analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees—net.
Certain comparative amounts for the prior period have been reclassified in order to conform to the current period’s presentation.
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for credit losses, valuation of loans held-for-sale,
valuation of deferred tax assets, valuation of derivative financial instruments, valuation of investments, valuation of certain other short-term borrowings and long-term debt where the fair value option has been elected, valuation of pension and other employee benefits, and impairment of long-lived assets. During times of geopolitical and macroeconomic uncertainty including uncertainty relating to the consequences of trade policies, estimates become more sensitive and it is reasonably possible that actual results could differ from estimates and assumptions made.

Definition of cash and cash equivalents
For purposes of the consolidated statements of cash flows, Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents. See Note 8 “Pledged assets and collateral” for more information on restricted cash.
Translation of foreign currency financial statements and foreign currency transactions
Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end
exchange rate of each functional currency, and income and expenses are translated using the average rate of each functional currency for the period.
Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax (“AOCI”). The tax effects of gains and losses related to the foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.
Assets and liabilities of domestic and overseas entities denominated in foreign currencies are remeasured into the functional currency of the respective entity at the fiscal year-end
foreign exchange rates, and gains and losses resulting from such remeasurement are included in Foreign exchange gains (losses)—net. Foreign currency denominated income and expenses are remeasured using the average exchange rates for the period.
Call loans and call money
Call loans and call money represent lending/borrowing, primarily through the Japanese short-term money market, to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.
Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions
Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).
Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures in respect of such collateral are presented in Note 8 “Pledged assets and collateral.” With respect to repurchase agreements, securities lending, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses these pledged securities in the consolidated balance sheets.
The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a regular basis, and additional collateral is obtained from or returned to counterparties, as appropriate.

Trading securities and trading securities sold, not yet purchased
Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are recorded on the trade date. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains (losses)—net in the consolidated statements of income. Interest and dividends on trading securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.
Investments
Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as
Held-to-maturity
securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity, other than those classified as trading securities, are classified as
Available-for-sale
securities, and are carried at fair value, with unrealized gains and losses reported in AOCI after any applicable allowance for credit losses. Equity securities that do not meet the classification of trading securities are measured at fair value with unrealized gains and losses reported in Investment gains (losses)—net Equity securities.
At the end of each reporting period the MHFG Group performs a review to identify impaired available-for-sale
securities in accordance with ASC 326, “Financial Instruments—Credit Losses” (“ASC 326”). See allowance and provision (credit) for credit losses on available-for-sale
securities in this Note for further detail. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over their remaining maturities under the interest method. Gains and losses on disposition of investments are computed using the first-in
first-out
method for debt securities and the average method for equity securities, and are recorded on the trade date.
Other investments include marketable and
non-marketable
equity securities accounted for using the equity method and marketable and non-marketable
investments held by consolidated investment companies carried at fair value under specialized industry accounting principles for investment companies.
Derivative financial instruments
Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.
Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair values of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.
Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for all derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under the master netting agreement with the same counterparty.
The fair values of derivative financial instruments are determined based on quoted market prices or broker-dealer quotes, if available. If not available, the fair values are estimated using quoted market prices for similar instruments, option or binomial pricing models or a present value cash flow analysis, utilizing current observable market information, where available. In determining the fair values, the Group considers various factors such as exchange or over-the-counter
market quotes, time value of money and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.
Changes in the fair values of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in AOCI. The changes in the fair values of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the changes in the fair values, including interest rate, equity and credit related components, except these of certain credit derivatives hedging the credit risk in the corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).
Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms similar to those of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the bifurcation criteria of an embedded derivative. Such criteria include that the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded contract terms are not clearly and closely related to those of the host contract and the embedded contract terms would meet the definition of a derivative on a stand-alone basis.
Loans
Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payments of the principal and interest when due. Nonaccrual loans include loans past due for 90 days or more and modified loans to borrowers experiencing financial difficulty. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.

In case loans are designated as nonaccrual loans, interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectability of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to modified loans to borrowers experiencing financial difficulty, in general, such loans are restored to accrual loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. See Note 4 “Loans” for the definitions of obligor ratings.
Loans that have been identified for sale are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value on an individual loan basis, with valuation changes recorded in Other noninterest income and expenses. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.
Financial instruments—current expected credit losses (“CECL”)
CECL established a single allowance framework for all financial assets measured at amortized cost and certain off-balance-sheet
instrument exposures. This framework requires management’s estimate to reflect credit losses over the instrument’s remaining expected life and consider expected future changes in macroeconomic conditions. ASC 326 reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. ASC 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. ASC 326 also requires that credit losses on available-for-sale
debt securities be presented as an allowance for credit losses rather than as a write-down and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. Per the accounting policy election, the MHFG Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies. The amount of accrued interest receivable reversed through interest income was not significant for the fiscal years ended March 31, 2024 and 2025.
Allowance and provision (credit) for credit losses on loans
Each reporting period, the MHFG Group makes adjustments to the allowance for credit losses on loans through Provision (credit) for credit losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for credit losses on loans. In general, the Group charges off loans when the Group determines that the obligor should be classified as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for obligors in the corporate portfolio segment, the Group separately monitors the credit quality of each obligor without using time-based triggers.
The MHFG Group maintains an appropriate allowance for credit losses on loans to represent management’s estimate of the expected credit losses in the Group’s loan portfolio. Management evaluates the appropriateness of the allowance for credit losses on loans semi-annually. The allowance considers expected credit losses over the remaining expected lives of the applicable instruments. The expected life of each instrument is determined by considering expected prepayments, contractual terms and cancellation features. The allowance for credit losses involves significant judgments on a number of matters including expectations of future economic conditions, assignment of obligor ratings, valuation of collateral, the timing and amount of future cash flows, and the development of qualitative adjustments.
When determining expected credit losses, a single forward-looking macroeconomic scenario is considered over a reasonable and supportable forecast period. This forward-looking macroeconomic scenario is in line with the scenario used for the Group’s business plan. If the scenarios are not reflective of management’s expectations, adjustments may be made to the scenarios. After the forecast period, the Group reverts to long-term historical loss experience with a certain graduated transition period, to estimate losses over the remaining lives of financial assets measured at amortized cost and certain off-balance-sheet
instruments. The macroeconomic scenario is updated semi-annually in principle and is reviewed to reflect current economic conditions and the Group’s expectation of future conditions on a timely basis. For March 31, 2024 and 2025, the Group used the most recent macroeconomic scenario available during the Group’s credit loss estimation process.
In terms of the internal risk ratings, for the corporate portfolio segment, the credit quality review process and the credit rating process serve as the basis for determining the allowance for credit losses on loans. Through such processes, loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. For the retail portfolio segment, the different categories of past due status of loans are primarily utilized in the credit quality review and the credit rating processes as the basis for determining the allowance for credit losses on loans.
In general, the MHFG Group estimates expected credit losses collectively on the loans in the case of normal and watch obligors, considering the risk associated with a particular pool and the probability that the exposures within the pool will deteriorate or default. The allowance for credit losses on nonaccrual loans generally includes the allowance for those loans that were individually evaluated for expected credit losses. See Note 4 “Loans” for the definitions of obligor categories and classification of nonaccrual loans.
The estimation of expected credit losses that are evaluated collectively begins with a quantitative calculation that considers the likelihood of the borrower changing delinquency status or moving from one obligor category or rating to another. The quantitative calculation covers expected credit losses over an instrument’s expected life and is estimated by applying credit loss factors to the MHFG Group’s estimated exposure at default. The credit loss factors incorporate the probability of default as well as the loss given default based on the historical loss rates. To supplement the historical loss data for overseas obligors, external credit ratings such as S&P are also used to calculate the probability of default. The model and inputs used to determine credit losses on loans that are evaluated collectively are analyzed on a periodic basis by comparing the estimated values with the actual results subsequent to the balance sheet date.
The MHFG Group divides its overall portfolio into domestic and foreign portfolios and categorizes the domestic portfolio into four portfolio segments according to their risk profiles: corporate, retail, sovereign, and banks and financial institutions.
The corporate portfolio segment consists of loans originated primarily by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The corporate portfolio segment is divided into two classes based on their risk characteristics: large companies, and small and medium-sized
companies. For the corporate portfolio segment, the MHFG Group considers key economic factors such as gross domestic products for Japan and each relevant foreign location, where the portfolio is significant, and the interest rates in Japan when estimating the credit loss.
The retail portfolio segment consists mainly of residential mortgage loans originated by MHBK, and it is divided into two classes based on their risk characteristics: housing loans and others. For the retail portfolio segment, the Japanese unemployment rate is applied as a key factor. As it pertains to modified loans to borrowers experiencing financial difficulty in the retail portfolio segment, the restructuring itself, as well as subsequent payment defaults, if any, are considered in determining obligor categories. Expected credit loss estimates also include consideration of expected cash recoveries on loans previously charged-off,
or expected recoveries on collateral dependent loans where recovery is expected through sale of the collateral.
The allowance recorded for individually evaluated loans is based on (1) the present value of expected future cash flows, calculated using the discounted cash flow (DCF) method, which considers the restructuring effect and subsequent payment default with respect to modified loans to borrowers experiencing financial difficulty, discounted at the loan’s post-modification contractual effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the MHFG Group obtains for loans consists primarily of real estate. In obtaining the collateral, the Group evaluates the fair value of the collateral and its legal enforceability. The Group also performs subsequent re-evaluations
at least once a year. As it pertains to real estate collateral, valuation is generally performed by an appraising subsidiary which is independent from the Group’s loan origination departments by using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally engages third-party appraisers to perform the valuation.
The MHFG Group’s methodology for determining the appropriate allowance for credit losses on loans also considers the imprecision inherent in the methodologies used. As a result, the amounts determined under the methodologies described above could be adjusted by management to consider the potential impact of other qualitative factors which include, but are not limited to, imprecision in macroeconomic scenario assumptions and emerging risks such as trade policies and their ripple effect on specific portfolio segments. Considering internal and external factors affecting the credit quality of the portfolio, the Group incorporated the estimated impact of the evolving tariff policies on the automotive supply chain, the interest rate hike on domestic obligors, and other factors contributing to economic uncertainty into the macroeconomic scenario. The macroeconomic scenario was revised to reflect updated key assumptions including the forecasted business outlook for specific portfolio segments, and the current forecast for the growth rate of gross domestic product.
Allowance and provision (credit) for credit losses on
off-balance-sheet
instruments
The MHFG Group maintains an allowance for credit losses on
off-balance-sheet
instruments, such as guarantees and standby letters of credit in the same manner as the allowance for credit losses on loans. The Group similarly assesses the expected loss amounts for commitments to invest in securities and commitments to extend credit, considering the probability of drawdowns. The allowance is recorded in Other liabilities. Net changes in the allowance for credit losses on off-balance-sheet
instruments are accounted for in Provision (credit) for credit losses on off-balance-sheet
instruments in the consolidated statements of income.

Allowance and provision (credit) for credit losses on
available-for-sale
securities
The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 326.
Available-for-sale
securities are impaired if the fair value is less than the amortized cost (excluding accrued interest receivable). In the case where the Group has the intent to sell an available-for-sale
debt security or more likely than not will be required to sell an available-for-sale
debt security before the recovery of its amortized cost basis, the entire difference between amortized cost basis and fair value is recognized immediately through earnings. In other cases, the Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of the credit loss is recognized in Provision (credit) for credit losses, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes.
Premises and equipment
Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed in accordance with the straight-line method with respect to buildings and leasehold improvements and in accordance with the declining-balance method with respect to other premises and equipment.
The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Regular repairs and maintenance costs that do not extend the estimated useful life of an asset are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.
Impairment of long-lived assets
The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When impairment is identified, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.
Software
Internal and external costs incurred in connection with developing and obtaining software for internal use during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally
5 to
 10 years. Internal use software is reviewed for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.
Goodwill
Goodwill represents the excess of the total fair value of the acquired company, which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not amortized but is tested for impairment at least annually or more often if events or circumstances indicate there may be impairment. For both the annual and interim tests, the Group has the option to either (a) perform a quantitative impairment test or (b) first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, in which case the Group would perform the quantitative test. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value. The estimated fair value of the reporting units is derived based on valuation techniques that the Group believes market participants would use for each of the reporting units. The Group generally determines the estimated fair value by utilizing a discounted cash flow methodology or methodologies that incorporate price-to-book
multiples of certain comparable companies.
Intangible assets
Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired in connection with the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) and the integration of asset management functions of DIAM Co., Ltd. (“DIAM”), MHTB, Mizuho Asset Management Co., Ltd. (“MHAM”) and Shinko Asset Management Co., Ltd. (“Shinko Asset Management”) consist primarily of customer relationship intangibles, and are amortized over weighted-average amortization periods of 16 years and 16.9 years, respectively. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent that the carrying amount of the indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.
Leases
The MHFG Group, as a lessee, recognizes liabilities to make lease payments and right-of-use
assets representing its right to use the underlying assets for the lease term. The lease terms include periods covered by options to extend or terminate the lease that the Group is reasonably certain to exercise. The Group uses its incremental borrowing rates at the lease commencement to determine the lease liability, which is measured at the present value of future lease payments, when the rate implicit in the lease is not readily determinable. The Group has elected not to separate lease and non-lease
components of a contract that is or contains a lease for its equipment leases. The Group has elected not to recognize right-of-use
assets and liabilities for leases with terms of twelve months or less. For operating leases, the right-of-use
assets and related liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets. Expenses are recognized on a straight-line basis over the lease term and are included in Occupancy expenses on the consolidated statements of income. Variable lease payments not included in the right-of-use
assets or the lease liabilities are recognized as incurred

in Occupancy expenses. For finance leases,
right-of-use
assets and related liabilities are included in Premises and equipment and Long-term debt, respectively, on the consolidated balance sheets.
Pension and other employee benefits
MHFG and certain subsidiaries sponsor pension plans which provide defined benefits to retired employees and other postretirement benefit plans, including severance indemnities. Severance indemnities are amounts payable to eligible employees upon termination of employment and are payable as a lump sum. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if they exceed the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation.
Stock-based compensation
MHFG, MHBK, MHTB and MHSC have stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”). In this plan (“the MHFG Group’s Stock Plan”), 100 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The exercise price is 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHTB or MHSC. In May 2015, the MHFG Group discontinued the stock option program. Thereafter, the MHFG Group has not issued any new stock options. MHFG, MHBK, MHTB and MHSC have a responsibility-based stock compensation program for Directors (“Stock Compensation I”) and a performance-based stock compensation program for Directors (“Stock Compensation II”). MHFG and certain consolidated subsidiaries introduced both responsibility-based and performance-based stock compensation program for Operating Officers (“Stock Benefit”) in July 2021. For these programs, the stock-based compensation cost is determined based on the fair value of MHFG’s common stock as of grant date. The liability related to the cash-based compensation cost is remeasured at each reporting date based on the fair value of MHFG’s common stock. For Stock Compensation I, as the program is effectively vested on the grant date, the stock-based compensation cost is recognized on the grant date. For Stock Compensation II, the stock-based compensation costs are recognized evenly over the graded-vesting period, which is three years. For Stock Benefit, the stock-based compensation costs are recognized evenly over the vesting period, which is one year. Those Stock options and Stock Compensation plans did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.
Long-term debt
Premiums, discounts and issuance costs of long-term debt are amortized based on a method that approximates the interest method over the respective terms of the long-term debt.
Obligations under guarantees
The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, and liquidity facilities. The MHFG
Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or in installments and, in either case, the present value of the total fees approximates the fair value of the guarantee.
Fair Value Measurements
The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities, available-for-sale
securities and equity securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring
basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value due to impairments, such as loans and equity securities without readily determinable fair values.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurement” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 26 “Fair value” for the detailed definition of each level.
When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and considers assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 26 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.
Fee and commission income
The MHFG Group recognizes revenue from contracts with customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring control of a promised service. The timing of revenue recognition is dependent on whether the Group satisfies a performance obligation by transferring control of the service to a customer over time or at a point in time. Fee and commission income is presented exclusive of consumption taxes. The major components of fee and commission income are as follows.
Securities-related business fees mainly consist of brokerage fees and commissions, and asset-based revenues. Brokerage fees and commissions mainly include fees earned from the execution of customer transactions and sales commissions of stocks, bonds and investment trusts. Brokerage fees and commissions are recognized at the point in time on transaction date. Asset-based revenues mainly include fees received from investment trust management companies in return for administration services, such as record keeping services, of investment trusts. The amounts of asset-based revenues are calculated based on customer’s net asset value and recognized over time in the period when the related service is provided.
Deposit-related fees include service charges on consumer and commercial deposit accounts such as account transfer charges. Deposit-related fees are recognized at the point in time when the transactions occur, or the related service is provided.
Lending-related fees include fees for lending business such as commitment fees and arrangement fees.
Remittance business fees include service charges for domestic and international funds transfers and collections. These fees are recognized at the point in time when the related service is provided.

Asset management business fees consist of investment trust management fees and investment advisory fees for investment trusts. These fees are received from investment trusts in return for asset management services and/or investment advisory services on behalf of customers. The amounts of these fees are calculated based on a percentage of customer’s net asset value. These fees are recognized over time in the period when the management and/or advisory service is provided and the amount is fixed.
Trust-related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees. Fees for fiduciary asset management and administration services for corporate pension plans and investment funds are recognized at the point on creation of the trust or completion date specified in the contract, or over time in the period when the related service is provided. Other trust-related fees mainly include brokerage commissions of real estate property, sales commissions of beneficial interest in real estate trust, consulting fees of real estate property and charges for stock transfer agent services. These fees are mainly earned on a transaction basis and recognized at the point in time when the related service is provided or over time in the period when the related service is provided.
Agency business fees mainly include administration service fees related to the MHFG Group’s agency business such as Japan’s principal public lottery program and revenues from standing proxy services related to stocks and others. These fees are recognized at the point in time when the related service is provided or over time in the period when the related service is provided.
Fees for other customer services include various revenues such as sales commissions of life insurance, service charges for electronic banking, financial advisory fees, and service charges for software development. Sales commissions from life insurance sales are received from insurance companies in return for selling insurance products and recognized when the insurance product is sold to customers. Service charges for electronic banking are mainly monthly basic usage fees and recognized over the related transaction period. Financial advisory fees are received as consideration for services supporting market research and business strategy planning, which are recognized over time in the period when the related advisory service based on the contract is rendered. Service charges for software development are recognized over time according to the progress of the development.
Fee and commission expenses
The principal items included in fee and commission expenses are fee and commission expenses for remittance services and brokerages fees paid for securities transactions. These expenses are generally recognized on an incurred basis.
Income taxes
Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recorded for any portion of the deferred tax assets unless it is more likely than not that the deferred tax assets will be realized.
Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.
Earnings per common share
Basic earnings per common share are computed by dividing net income (loss) attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect all dilutive potential common shares such as stock options and the common shares of MHFG under the stock compensation programs. See Note 18 “Earnings per common share” for the computation of basic and diluted earnings per common share.